Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
NET PROFIT (LOSS) PER ORDINARY SHARE – DILUTED	$ 5.87	$ 6.54	$ 11.31	$ 9.61	$ 19.57	$ 12.74
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE	250,847	252,462	251,655	252,462	252,462	252,371
Related Party
Research and development from related party	$ 17	$ 17	$ 34	$ 34	$ 69	$ 49
General and administrative from related party	12	12	24	24	48	37
Financial expenses, net from related party	$ 60	$ 0	$ 135	$ 0	$ 83	$ 0
Class A Ordinary Share Subject to Possible Redemption | Moringa Acquisition Corp
NET PROFIT (LOSS) PER ORDINARY SHARE – DILUTED	$ 0.17	$ 0.19	$ 0.32	$ 0.22	$ 0.51	$ 0.07
Non-redeemable Class A and Class B Ordinary Shares | Moringa Acquisition Corp
NET PROFIT (LOSS) PER ORDINARY SHARE – DILUTED	$ (0.06)	$ (0.10)	$ (0.14)	$ (0.19)	$ (0.34)	$ (0.07)